Deposits (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
Aggregate amount of overdrawn deposit accounts reclassified as loan balances	$ 511,387	$ 400,552
Components of interest-bearing deposits [Abstract]
Interest-Bearing Demand	363,501,727	357,290,975
Savings	59,215,257	54,094,617
Time, $100,000 and Over	210,502,901	220,672,794
Other Time	217,743,826	240,210,393
Total Interest bearing Deposits	850,963,711	872,268,779
Brokered deposits balances	26,298,267	26,579,934
Certificates of deposits, $100,000 or more	140,832,026	148,388,694
Scheduled maturities of certificates of deposits [Abstract]
2015	302,584,884
2016	72,869,687
2017	25,349,468
2018	19,773,611
2019 and Thereafter	7,669,077
Total	$ 428,246,727